DEPOSIT ON PENDING ACQUISITION	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
NOTE 9 - DEPOSIT ON PENDING ACQUISITION

On August 19, 2014, Amplerissimo Ltd., a company incorporated in Cyprus and a subsidiary of the Company ("Amplerissimo") entered into a Share Purchase Agreement (the "Purchase Agreement") with B2IN S.A., a corporation organized under the laws of Greece ("B2IN"), Unilog Logistics S.A., a corporation organized under the laws of Greece and a wholly owned subsidiary of B2IN ("Unilog"), and Wilot Limited, a corporation organized under the laws of Cyprus ("Seller"). The transaction contemplated that, at the closing (the "Closing"), Amplerissimo would have acquired from Seller all of the outstanding capital stock of B2IN for a purchase price of seven million euros (€7,000,000) or approximately $7,634,000. As of December 31, 2015, €5,540,000 ($6,041,924) of this purchase price was paid to the Seller by Amplerissimo. The Company did not consummate the closing of the transaction; however, the Company has determined that the Seller will not refund any of the amounts previously paid to B2IN. Accordingly, as of December 31, 2015, €5,540,000 ($6,041,924) was written off and the balance of the deposit account is €0.00.